Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.30%
Aerospace & Defense-2.84%
General Dynamics Corp., 2.25%, 11/15/2022	$661,000	$685,440
Precision Castparts Corp., 2.50%, 01/15/2023	681,000	708,060
Raytheon Co., 2.50%, 12/15/2022	811,000	842,150
		2,235,650
Air Freight & Logistics-0.88%
United Parcel Service, Inc., 2.45%, 10/01/2022	661,000	689,821
Banks-17.87%
Bank of America Corp., 3.30%, 01/11/2023	624,000	661,011
Capital One Bank USA N.A., 3.38%, 02/15/2023	700,000	723,825
Citibank N.A., 3.65%, 01/23/2024	700,000	764,542
Comerica, Inc., 3.70%, 07/31/2023	746,000	798,585
Huntington National Bank (The), 3.55%, 10/06/2023	650,000	705,374
JPMorgan Chase & Co., 3.25%, 09/23/2022	782,000	823,605
KeyBank N.A., 2.30%, 09/14/2022	700,000	722,172
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	646,000	694,924
Regions Financial Corp., 2.75%, 08/14/2022	788,000	807,035
Truist Bank
2.80%, 05/17/2022	594,000	618,679
2.45%, 08/01/2022	661,000	685,555
1.25%, 03/09/2023	800,000	806,709
2.15%, 12/06/2024(b)	700,000	732,010
Truist Financial Corp., 3.05%, 06/20/2022	744,000	776,531
U.S. Bancorp, Series V, 2.38%, 07/22/2026	638,000	682,345
U.S. Bank N.A.
3.40%, 07/24/2023	700,000	753,220
2.05%, 01/21/2025	700,000	733,363
Wells Fargo & Co., 2.63%, 07/22/2022	694,000	716,561
Wells Fargo Bank N.A., 3.55%, 08/14/2023	800,000	864,365
		14,070,411
Beverages-1.88%
Coca-Cola Co. (The), 2.88%, 10/27/2025	661,000	736,669
PepsiCo, Inc., 2.25%, 03/19/2025	700,000	747,957
		1,484,626
Biotechnology-0.65%
Gilead Sciences, Inc., 3.65%, 03/01/2026	450,000	511,601
Capital Markets-8.41%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	666,000	737,965
Bank of New York Mellon Corp. (The)
1.95%, 08/23/2022	755,000	779,515
2.20%, 08/16/2023	564,000	588,082
BlackRock, Inc., 3.50%, 03/18/2024	714,000	792,752
Charles Schwab Corp. (The), 2.65%, 01/25/2023	861,000	906,874
CME Group, Inc., 3.00%, 09/15/2022	661,000	701,254
Morgan Stanley, 2.75%, 05/19/2022	861,000	894,029
National Securities Clearing Corp., 1.20%, 04/23/2023(c)	500,000	503,212
State Street Corp., 3.55%, 08/18/2025	634,000	716,325
		6,620,008
Communications Equipment-0.90%
Cisco Systems, Inc., 2.50%, 09/20/2026	638,000	708,021
Consumer Finance-1.83%
American Express Co., 2.50%, 08/01/2022	708,000	735,306
Capital One N.A., 2.15%, 09/06/2022	700,000	709,093
		1,444,399
	Principal Amount	Value
Diversified Financial Services-2.98%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	$661,000	$740,151
ERAC USA Finance LLC, 2.70%, 11/01/2023(c)	829,000	826,343
Nuveen LLC, 4.00%, 11/01/2028(c)	667,000	778,804
		2,345,298
Electric Utilities-3.68%
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	600,000	710,756
Florida Power & Light Co., 2.85%, 04/01/2025	650,000	708,155
Georgia Power Co., Series A, 2.10%, 07/30/2023	730,000	758,514
NSTAR Electric Co., 3.20%, 05/15/2027	650,000	722,204
		2,899,629
Energy Equipment & Services-0.86%
Schlumberger Investment S.A., 3.65%, 12/01/2023	638,000	676,048
Equity REITs-2.75%
Boston Properties L.P., 3.85%, 02/01/2023	730,000	776,076
Federal Realty Investment Trust, 3.95%, 01/15/2024	700,000	729,312
Realty Income Corp., 3.25%, 10/15/2022	634,000	662,361
		2,167,749
Food & Staples Retailing-0.91%
Walmart, Inc., 3.40%, 06/26/2023	661,000	717,196
Health Care Equipment & Supplies-2.85%
Ascension Health, Series B, 2.53%, 11/15/2029	650,000	685,442
Covidien International Finance S.A., 3.20%, 06/15/2022	844,000	885,292
Medtronic, Inc., 3.50%, 03/15/2025	597,000	677,081
		2,247,815
Health Care Providers & Services-0.93%
UnitedHealth Group, Inc., 3.75%, 07/15/2025	640,000	732,686
Household Durables-2.20%
Mohawk Industries, Inc., 3.85%, 02/01/2023	800,000	851,126
NVR, Inc., 3.95%, 09/15/2022	827,000	882,496
		1,733,622
Household Products-0.88%
Clorox Co. (The), 3.05%, 09/15/2022	661,000	694,273
Industrial Conglomerates-0.87%
General Electric Co., 3.10%, 01/09/2023	661,000	681,512
Insurance-9.60%
American International Group, Inc., 4.88%, 06/01/2022	624,000	671,523
Athene Global Funding, 3.00%, 07/01/2022(c)	646,000	652,426
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	728,000	805,208
MassMutual Global Funding II, 2.75%, 06/22/2024(c)	700,000	747,587
MetLife, Inc., Series D, 4.37%, 09/15/2023	776,000	871,400
Metropolitan Life Global Funding I, 1.95%, 01/13/2023(c)	700,000	718,660
New York Life Global Funding, 2.88%, 04/10/2024(c)	693,000	743,082
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	764,000	841,140
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	708,000	781,866
Prudential Financial, Inc., 3.50%, 05/15/2024	661,000	723,945
		7,556,837

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.91%
Alphabet, Inc., 2.00%, 08/15/2026	$661,000	$716,038
Internet & Direct Marketing Retail-1.86%
Amazon.com, Inc., 3.15%, 08/22/2027	650,000	738,874
eBay, Inc., 2.60%, 07/15/2022	703,000	724,961
		1,463,835
IT Services-1.85%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	661,000	744,598
Visa, Inc., 3.15%, 12/14/2025	632,000	711,126
		1,455,724
Machinery-7.01%
Caterpillar Financial Services Corp., 2.15%, 11/08/2024	850,000	896,946
Caterpillar, Inc., 3.40%, 05/15/2024	818,000	898,947
Deere & Co., 2.60%, 06/08/2022	661,000	685,854
Eaton Corp., 2.75%, 11/02/2022	788,000	824,437
Illinois Tool Works, Inc., 2.65%, 11/15/2026	638,000	707,291
John Deere Capital Corp., 2.80%, 03/06/2023	649,000	688,947
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	784,000	819,880
		5,522,302
Media-2.68%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	593,000	721,944
NBCUniversal Media LLC, 2.88%, 01/15/2023	624,000	664,271
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	650,000	723,787
		2,110,002
Metals & Mining-0.89%
Nucor Corp., 4.13%, 09/15/2022	661,000	704,764
Multiline Retail-0.95%
Target Corp., 2.25%, 04/15/2025	700,000	748,731
Oil, Gas & Consumable Fuels-3.50%
Chevron Corp., 1.55%, 05/11/2025	650,000	667,832
Enterprise Products Operating LLC, 3.35%, 03/15/2023	600,000	636,106
EOG Resources, Inc., 2.63%, 03/15/2023	699,000	728,582
Exxon Mobil Corp., 1.57%, 04/15/2023	700,000	719,997
		2,752,517
Paper & Forest Products-0.98%
Georgia-Pacific LLC, 3.73%, 07/15/2023(c)	726,000	773,467
Pharmaceuticals-3.76%
Johnson & Johnson, 2.45%, 03/01/2026	744,000	815,052
Merck & Co., Inc., 2.75%, 02/10/2025	661,000	724,434
Pfizer, Inc., 3.00%, 12/15/2026	693,000	790,586
Zoetis, Inc., 3.25%, 02/01/2023	600,000	626,992
		2,957,064
	Principal Amount	Value
Road & Rail-0.92%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	$661,000	$722,817
Semiconductors & Semiconductor Equipment-3.67%
Intel Corp., 3.70%, 07/29/2025	646,000	735,690
QUALCOMM, Inc., 3.00%, 05/20/2022	659,000	691,779
Texas Instruments, Inc., 1.38%, 03/12/2025	800,000	823,421
Xilinx, Inc., 2.95%, 06/01/2024	600,000	640,204
		2,891,094
Software-3.24%
IBM Credit LLC, 3.00%, 02/06/2023	852,000	907,728
Microsoft Corp., 2.40%, 08/08/2026	813,000	894,421
Oracle Corp., 2.50%, 04/01/2025	700,000	745,763
		2,547,912
Specialty Retail-0.99%
TJX Cos., Inc. (The), 3.50%, 04/15/2025	700,000	780,925
Technology Hardware, Storage & Peripherals-0.89%
Apple, Inc., 2.40%, 05/03/2023	661,000	700,210
Textiles, Apparel & Luxury Goods-0.53%
VF Corp., 2.40%, 04/23/2025	400,000	417,984
Tobacco-0.90%
Philip Morris International, Inc., 2.88%, 05/01/2024(b)	661,000	707,398
Total U.S. Dollar Denominated Bonds & Notes (Cost $75,607,371)		78,189,986
	Shares
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $125,744)	125,744	125,744
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $75,733,115)		78,315,730
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.94%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $735,400)	735,400	735,400
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $76,468,515)		79,051,130
OTHER ASSETS LESS LIABILITIES-(0.40)%		(312,529)
NET ASSETS-100.00%		$78,738,601

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $8,895,582, which represented 11.30% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$183,817	$11,445,309	$(11,503,382)	$-	$-	$125,744	$2,672
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	55,530	5,581,669	(5,637,199)	-	-	-	994
Invesco Liquid Assets Portfolio, Institutional Class*	18,511	1,610,295	(1,628,504)	-	(302)	-	170
Invesco Private Government Fund	-	1,427,926	(692,526)	-	-	735,400	3
Total	$257,858	$20,065,199	$(19,461,611)	$-	$(302)	$861,144	$3,839

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.19%
Aerospace & Defense-2.35%
Boeing Co. (The), 5.15%, 05/01/2030	$300,000	$322,089
L3Harris Technologies, Inc., 4.40%, 06/15/2028	200,000	231,851
Raytheon Technologies Corp., 4.13%, 11/16/2028	200,000	232,372
Rockwell Collins, Inc., 3.50%, 03/15/2027	250,000	269,562
		1,055,874
Airlines-0.68%
Southwest Airlines Co., 5.25%, 05/04/2025	300,000	305,228
Auto Components-1.98%
Aptiv Corp., 4.15%, 03/15/2024	400,000	422,333
Lear Corp., 3.80%, 09/15/2027	486,000	467,189
		889,522
Banks-3.21%
Comerica, Inc., 3.70%, 07/31/2023	300,000	321,147
PNC Bank N.A., 4.05%, 07/26/2028	250,000	287,616
Synchrony Bank, 3.00%, 06/15/2022	400,000	401,470
Wells Fargo Bank N.A., 3.55%, 08/14/2023	400,000	432,182
		1,442,415
Beverages-1.02%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	383,000	457,306
Biotechnology-1.75%
AbbVie, Inc., 3.20%, 11/21/2029(b)	400,000	433,950
Biogen, Inc., 4.05%, 09/15/2025	305,000	350,137
		784,087
Building Products-1.02%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	456,000	458,006
Capital Markets-7.03%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	363,000	433,980
Ares Capital Corp., 3.50%, 02/10/2023	104,000	101,932
Cboe Global Markets, Inc., 3.65%, 01/12/2027	115,000	126,701
FMR LLC, 7.57%, 06/15/2029(b)	250,000	356,909
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	300,000	323,159
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	400,000	404,629
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	200,000	221,210
Morgan Stanley, 3.88%, 01/27/2026	400,000	450,307
National Securities Clearing Corp., 1.20%, 04/23/2023(b)	400,000	402,569
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	305,000	335,838
		3,157,234
Chemicals-0.86%
Westlake Chemical Corp., 3.60%, 08/15/2026	384,000	386,352
Commercial Services & Supplies-0.88%
Cintas Corp. No. 2, 3.70%, 04/01/2027	350,000	392,719
Consumer Finance-0.90%
Discover Financial Services, 4.10%, 02/09/2027	384,000	403,268
Containers & Packaging-0.69%
WRKCo, Inc., 4.90%, 03/15/2029	269,000	310,140
Diversified Financial Services-3.82%
Equitable Holdings, Inc., 4.35%, 04/20/2028	384,000	412,781
	Principal Amount	Value
Diversified Financial Services-(continued)
ERAC USA Finance LLC
2.70%, 11/01/2023(b)	$104,000	$103,667
3.80%, 11/01/2025(b)	517,000	535,826
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	300,000	322,859
Nuveen LLC, 4.00%, 11/01/2028(b)	200,000	233,524
Pine Street Trust I, 4.57%, 02/15/2029(b)	100,000	107,102
		1,715,759
Diversified Telecommunication Services-0.19%
AT&T, Inc., 3.40%, 05/15/2025	80,000	86,475
Electric Utilities-5.05%
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	200,000	231,978
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	300,000	333,979
DTE Electric Co., 2.25%, 03/01/2030	350,000	362,868
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	300,000	355,378
Exelon Corp., 4.05%, 04/15/2030	250,000	288,613
Exelon Generation Co. LLC, 3.25%, 06/01/2025	300,000	310,908
Southern California Edison Co., Series E, 3.70%, 08/01/2025	350,000	383,421
		2,267,145
Electronic Equipment, Instruments & Components-1.47%
Amphenol Corp., 2.80%, 02/15/2030	300,000	314,731
Keysight Technologies, Inc., 4.60%, 04/06/2027	301,000	343,837
		658,568
Energy Equipment & Services-2.57%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	104,000	108,153
Halliburton Co., 3.80%, 11/15/2025	305,000	323,007
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	389,000	406,661
Schlumberger Investment S.A., 3.65%, 12/01/2023	300,000	317,891
		1,155,712
Equity REITs-9.06%
AvalonBay Communities, Inc., 2.30%, 03/01/2030(c)	350,000	357,594
Boston Properties L.P., 3.85%, 02/01/2023	350,000	372,091
Camden Property Trust, 2.80%, 05/15/2030	350,000	367,414
CBRE Services, Inc., 4.88%, 03/01/2026	300,000	324,668
ERP Operating L.P., 3.00%, 07/01/2029	350,000	377,875
Federal Realty Investment Trust, 3.95%, 01/15/2024	400,000	416,749
Healthcare Trust of America Holdings L.P., 3.10%, 02/15/2030	300,000	285,759
LifeStorage L.P., 3.50%, 07/01/2026	354,000	369,575
Realty Income Corp., 3.25%, 10/15/2022	350,000	365,657
Simon Property Group L.P., 2.45%, 09/13/2029	341,000	312,640
Ventas Realty L.P., 4.40%, 01/15/2029	200,000	204,272
Welltower, Inc., 4.00%, 06/01/2025	300,000	313,756
		4,068,050
Food & Staples Retailing-3.06%
Costco Wholesale Corp., 1.60%, 04/20/2030	300,000	302,577
Mars, Inc., 3.20%, 04/01/2030(b)	300,000	340,692

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Food & Staples Retailing-(continued)
Sysco Corp., 5.95%, 04/01/2030	$300,000	$360,242
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	341,000	368,459
		1,371,970
Food Products-1.08%
Campbell Soup Co., 4.15%, 03/15/2028	200,000	229,585
Cargill, Inc., 2.13%, 04/23/2030(b)	250,000	254,694
		484,279
Gas Utilities-1.28%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	273,000	307,413
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	250,000	266,796
		574,209
Health Care Equipment & Supplies-3.79%
Ascension Health, Series B, 2.53%, 11/15/2029	350,000	369,084
Baxter International, Inc., 3.75%, 10/01/2025(b)	250,000	282,286
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	350,000	365,304
Stryker Corp., 3.50%, 03/15/2026	320,000	360,522
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	300,000	323,237
		1,700,433
Health Care Providers & Services-2.88%
Anthem, Inc., 3.65%, 12/01/2027	312,000	353,629
Cardinal Health, Inc., 3.41%, 06/15/2027	104,000	115,699
Cigna Corp., 4.38%, 10/15/2028	300,000	352,860
CommonSpirit Health, 3.35%, 10/01/2029	350,000	353,329
CVS Health Corp., 4.30%, 03/25/2028	104,000	119,032
		1,294,549
Hotels, Restaurants & Leisure-0.59%
Carnival Corp., 11.50%, 04/01/2023(b)	250,000	266,813
Household Durables-1.18%
Whirlpool Corp., 4.75%, 02/26/2029	466,000	530,693
Industrial Conglomerates-3.51%
3M Co., 2.38%, 08/26/2029	350,000	371,332
Carlisle Cos., Inc., 2.75%, 03/01/2030	400,000	392,603
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	300,000	305,046
General Electric Co.
3.10%, 01/09/2023	300,000	309,310
3.63%, 05/01/2030	200,000	198,148
		1,576,439
Insurance-6.97%
Athene Global Funding, 3.00%, 07/01/2022(b)	400,000	403,979
Athene Holding Ltd., 4.13%, 01/12/2028	476,000	462,015
Brighthouse Financial, Inc., 3.70%, 06/22/2027(c)	364,000	358,032
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	383,000	453,874
MassMutual Global Funding II, 2.75%, 06/22/2024(b)	200,000	213,596
Metropolitan Life Global Funding I, 1.95%, 01/13/2023(b)	400,000	410,663
New York Life Global Funding, 2.88%, 04/10/2024(b)	400,000	428,908
Nuveen Finance LLC, 4.13%, 11/01/2024(b)	363,000	399,652
		3,130,719
	Principal Amount	Value
Internet & Direct Marketing Retail-1.69%
Booking Holdings, Inc., 4.63%, 04/13/2030	$350,000	$402,056
Expedia Group, Inc., 3.25%, 02/15/2030	400,000	354,206
		756,262
IT Services-2.20%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	300,000	337,941
International Business Machines Corp., 3.50%, 05/15/2029	300,000	342,756
Visa, Inc., 3.15%, 12/14/2025	273,000	307,180
		987,877
Life Sciences Tools & Services-0.79%
PerkinElmer, Inc., 3.30%, 09/15/2029	341,000	354,167
Machinery-0.90%
Fortive Corp., 3.15%, 06/15/2026	384,000	405,714
Media-0.63%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	250,000	280,871
Multiline Retail-0.48%
Nordstrom, Inc., 8.75%, 05/15/2025(b)	200,000	214,918
Multi-Utilities-3.16%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	250,000	274,913
DTE Energy Co., Series C, 2.53%, 10/01/2024	350,000	362,135
NiSource, Inc., 3.60%, 05/01/2030	250,000	283,340
Sempra Energy, 3.40%, 02/01/2028	466,000	500,250
		1,420,638
Oil, Gas & Consumable Fuels-8.37%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	350,000	362,679
Colonial Enterprises, Inc., 3.25%, 05/15/2030(b)	300,000	317,778
Marathon Petroleum Corp., 4.50%, 05/01/2023	400,000	426,090
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(b)	300,000	308,692
MPLX L.P., 4.13%, 03/01/2027	415,000	429,409
ONEOK Partners L.P., 3.38%, 10/01/2022	400,000	403,739
ONEOK, Inc., 3.10%, 03/15/2030	400,000	361,944
Phillips 66, 3.90%, 03/15/2028	350,000	391,532
Phillips 66 Partners L.P., 3.15%, 12/15/2029	400,000	393,367
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	287,000	364,546
		3,759,776
Paper & Forest Products-0.69%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	300,000	307,288
Personal Products-0.84%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	350,000	379,077
Pharmaceuticals-1.28%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(b)	200,000	229,710
Eli Lilly and Co., 3.38%, 03/15/2029	300,000	345,780
		575,490
Road & Rail-1.41%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.88%, 07/11/2022(b)	300,000	316,335
Union Pacific Corp., 3.95%, 09/10/2028	274,000	318,496
		634,831

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.45%
Lam Research Corp., 4.00%, 03/15/2029	$481,000	$561,646
NVIDIA Corp., 2.85%, 04/01/2030	200,000	219,659
Xilinx, Inc., 2.95%, 06/01/2024	300,000	320,102
		1,101,407
Specialty Retail-1.24%
Ross Stores, Inc., 4.60%, 04/15/2025	250,000	279,139
TJX Cos., Inc. (The), 3.50%, 04/15/2025	250,000	278,902
		558,041
Technology Hardware, Storage & Peripherals-1.17%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	466,000	523,423
Textiles, Apparel & Luxury Goods-1.31%
NIKE, Inc., 2.85%, 03/27/2030	200,000	222,815
VF Corp., 2.40%, 04/23/2025	350,000	365,736
		588,551
Tobacco-0.99%
Altria Group, Inc., 4.80%, 02/14/2029	383,000	442,305
Trading Companies & Distributors-0.72%
Air Lease Corp., 3.00%, 09/15/2023	350,000	322,085
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,602,974)		44,536,685
	Shares	Value
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $21,466)	21,466	$21,466
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $43,624,440)		44,558,151
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.21%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $993,447)	993,447	993,447
TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $44,617,887)		45,551,598
OTHER ASSETS LESS LIABILITIES-(1.45)%		(650,452)
NET ASSETS-100.00%		$44,901,146

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $8,294,081, which represented 18.47% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$49,666	$9,363,615	$(9,391,815)	$-	$-	$21,466	$2,209
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,100,899	5,734,481	(6,835,380)	-	-	-	3,749
Invesco Liquid Assets Portfolio, Institutional Class*	367,281	1,545,883	(1,913,135)	-	(29)	-	625
Invesco Private Government Fund	-	3,112,973	(2,119,526)	-	-	993,447	10
Total	$1,517,846	$19,756,952	$(20,259,856)	$-	$(29)	$1,014,913	$6,593

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Invesco Investment Grade Value ETF (IIGV)—(continued)
May 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$78,189,986	$-	$78,189,986
Money Market Funds	125,744	735,400	-	861,144
Total Investments	$125,744	$78,925,386	$-	$79,051,130
Invesco Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$44,536,685	$-	$44,536,685
Money Market Funds	21,466	993,447	-	1,014,913
Total Investments	$21,466	$45,530,132	$-	$45,551,598
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.